Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash	$ 18,812	$ 22,599
Accounts receivable and unbilled receivable	2,717	3,545
Inventories	128	127
Prepayments, deposits, and other current assets	8,132	996
Total current assets	29,789	27,267
Property and equipment, net	14,335	13,298
Intangible assets, net	3,876	4,522
Operating lease – right-of-use asset, net	152	202
Deferred IPO costs		1,095
Prepayments and other non-current assets	8,040	141
Total assets	56,192	46,525
Current liabilities:
Accounts payable	68	161
Accrued expenses and other current liabilities	1,310	1,701
Unearned revenues	920	1,146
Taxes payable	459	1,058
Due to the related parties	7	1,078
Current maturities of operating lease liability	66	88
Total current liabilities	2,830	5,232
Long-term portion of operating lease liability	86	184
Total Liabilities	2,916	5,416
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital	14,893	1,487
Statutory surplus reserves	789	789
Retained earnings	42,189	40,832
Accumulated other comprehensive (loss)/ income	(4,596)	(2,000)
Total shareholders’ equity	53,276	41,109
Total liabilities and shareholders’ equity	56,192	46,525
Class A Ordinary Shares
Shareholders’ equity:
Ordinary Share	1	1
Class B Ordinary Shares
Shareholders’ equity:
Ordinary Share